Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 204,110	$ 135,336
Liquefaction Project costs	203,316	66,223
Other accrued liabilities	43	0
Total accrued liabilities	$ 407,469	$ 201,559